Segmented Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segmented Information
Note 19    Segmented Information
The Company’s reporting segments are Asia, Canada, U.S., Global WAM and Corporate and Other. Each reporting segment is responsible for managing its operating results, developing products, defining strategies for services and distribution based on the profile and needs of its business and market. The Company’s significant product and service offerings by the reporting segments are mentioned below.
Wealth and asset management businesses (Global WAM)
– include mutual funds and exchange-traded funds, group retirement and savings products, and institutional asset management services across all major asset classes. These products and services are distributed through multiple distribution channels, including agents and brokers affiliated with the Company, independent securities brokerage firms and financial advisors pension plan consultants and banks.
Insurance and annuity products (Asia, Canada and U.S.)
– include a variety of individual life insurance, individual and group long-term care insurance and guaranteed and partially guaranteed annuity products. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners and direct marketing. Manulife Bank of Canada offers a variety of deposit and credit products to Canadian customers.
Corporate and Other Segment
– comprised of investment performance of assets backing capital, net of amounts allocated to operating segments; costs incurred by the corporate office related to shareholder activities (not allocated to the operating segments); financing costs; Property and Casualty Reinsurance Business; and
run-off
reinsurance operations including variable annuities and accident and health.
Reporting segments
The following table presents results by reporting segments.

As at and for the year ended December 31, 2021	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$20,428	$9,217	$6,338	$–	$147	$36,130
Annuities and pensions	2,558	344	33	–	–	2,935
Net premium income	22,986	9,561	6,371	–	147	39,065
Net investment income (loss)	4,889	1,469	5,061	28	177	11,624
Other revenue	1,696	1,336	1,824	6,513	(237)	11,132
Total revenue	29,571	12,366	13,256	6,541	87	61,821
Contract benefits and expenses
Life and health insurance	18,240	10,276	9,307	–	159	37,982
Annuities and pensions	2,638	(3,371)	(1,528)	101	–	(2,160)
Net benefits and claims	20,878	6,905	7,779	101	159	35,822
Interest expense	232	269	47	1	462	1,011
Other expenses	5,273	3,401	2,947	4,798	444	16,863
Total contract benefits and expenses	26,383	10,575	10,773	4,900	1,065	53,696
Income (loss) before income taxes	3,188	1,791	2,483	1,641	(978)	8,125
Income tax recovery (expense)	(445)	(336)	(385)	(233)	186	(1,213)
Net income (loss)	2,743	1,455	2,098	1,408	(792)	6,912
Less net income (loss) attributed to:
Non-controlling interests	253	–	–	2	–	255
Participating policyholders	(567)	101	18	–	–	(448)
Net income (loss) attributed to shareholders and other equity holders	$3,057	$1,354	$2,080	$1,406	$(792)	$7,105
Total assets	$162,970	$169,736	$290,838	$259,363	$34,736	$917,643

As at and for the year ended December 31, 2020	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$17,983	$8,833	$3,011	$–	$140	$29,967
Annuities and pensions (1)	2,496	334	120	–	–	2,950
Net premium income	20,479	9,167	3,131	–	140	32,917
Net investment income (loss)	6,630	8,458	17,519	39	2,754	35,400
Other revenue	1,346	1,013	2,711	5,710	(189)	10,591
Total revenue	28,455	18,638	23,361	5,749	2,705	78,908
Contract benefits and expenses
Life and health insurance	17,997	10,385	16,099	–	(131)	44,350
Annuities and pensions	3,430	4,380	2,929	146	–	10,885
Net benefits and claims	21,427	14,765	19,028	146	(131)	55,235
Interest expense	269	342	54	2	514	1,181
Other expenses	5,123	3,141	2,714	4,329	414	15,721
Total contract benefits and expenses	26,819	18,248	21,796	4,477	797	72,137
Income (loss) before income taxes	1,636	390	1,565	1,272	1,908	6,771
Income tax recovery (expense)	(233)	(131)	(296)	(172)	(363)	(1,195)
Net income (loss)	1,403	259	1,269	1,100	1,545	5,576
Less net income (loss) attributed to:
Non-controlling interests	250	–	–	–	–	250
Participating policyholders	(609)	64	–	–	–	(545)
Net income (loss) attributed to shareholders	$1,762	$195	$1,269	$1,100	$1,545	$5,871
Total assets	$145,801	$167,236	$288,814	$236,593	$41,905	$880,349

(1)	In 2020, the Company ceded premiums to Global Atlantic Financial Group Ltd to reinsure a block of legacy U.S. BOLI business. Refer to note 6(k) for details.
Geographical location
The results of the Company’s reporting segments differ from its geographical location primarily due to the allocation of Global WAM and Corporate and Other segments into the geographical location to which its businesses relate.
The following table presents results by geographical location.

For the year ended December 31, 2021	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$20,515	$8,905	$6,340	$370	$36,130
Annuities and pensions	2,558	344	33	–	2,935
Net premium income	23,073	9,249	6,373	370	39,065
Net investment income (loss)	5,313	1,255	4,830	226	11,624
Other revenue	2,818	3,363	4,952	(1)	11,132
Total revenue	$31,204	$13,867	$16,155	$595	$61,821

For the year ended December 31, 2020	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$18,072	$8,474	$3,012	$409	$29,967
Annuities and pensions (1)	2,496	334	120	–	2,950
Net premium income	20,568	8,808	3,132	409	32,917
Net investment income (loss)	7,085	8,531	19,735	49	35,400
Other revenue	2,300	2,671	5,600	20	10,591
Total revenue	$29,953	$20,010	$28,467	$478	$78,908

(1)	In 2020, the Company ceded premiums to Global Atlantic Financial Group Ltd to reinsure a block of legacy U.S. BOLI business. Refer to note 6(k) for details.